THE WEISS FUND
                      Weiss Treasury Only Money Market Fund

                          Supplement Dated May 23, 2007
                       To the Prospectus dated May 1, 2007


Effective May 11, 2007, Weiss Capital Management, Inc. (the "Manager") increased the expense limitation with respect to Weiss Treasury Only Money Market Fund (the "Fund")'s total operating expenses to an annual rate of 0.72% of the average net assets of the Fund. Accordingly, the Prospectus is hereby revised as follows:

1. The section entitled "Annual Fund Operating Expenses" on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)


Management Fee                                         0.50%

Other Expenses                                         0.49%
                                                       -----

Total Annual Fund Operating Expenses*                  0.99%

------------------


* Effective May 11, 2007, the Manager has voluntarily agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses do not exceed 0.72%. This policy may be discontinued at any time.

2. In the sub-section entitled "Investment Manager," the second full paragraph on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Effective May 11, 2007, the Manager voluntarily limits total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 0.72% of the average net assets of the Fund, which lowers the Fund's expenses and increases its yield. This expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its yield may be reduced.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                                 THE WEISS FUND
                      Weiss Treasury Only Money Market Fund

                          Supplement Dated May 23, 2007
          To the Statement of Additional Information dated May 1, 2007


         Effective May 11, 2007, Weiss Capital Management, Inc. (the "Manager") increased the expense limitation with respect to Weiss Treasury Only Money Market Fund (the "Fund")'s total operating expenses to an annual rate of 0.72% of the average net assets of the Fund. Accordingly, the Statement of Additional Information ("SAI") is hereby revised as follows:

1. In the sub-section entitled "Investment Manager," the second full paragraph on page 12 of the SAI is hereby deleted in its entirety and replaced with the following:

The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 0.50% of the Fund's average net assets. Effective May 11, 2007, the Manager voluntarily limits the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 0.72% of the Fund's average net assets, which lowers the Fund's expenses and increases its yield. The expense limitation agreement may be terminated or revised at any time, at which point the Fund's expenses may increase and its yield may be reduced. For the fiscal years ended December 31, 2006, 2005, and 2004, the Manager contractually limited the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 0.68% of the Fund's average net assets. For the fiscal year ended December 31, 2004, the Manager received advisory fees of $337,138 from the Fund after waiving fees of $294,476 in order to maintain total Fund operating expenses at 0.68% of the Fund's average net assets. For the fiscal year ended December 31, 2005, the Manager received advisory fees of $244,736 from the Fund after waiving fees of $303,448 in order to maintain total Fund operating expenses at 0.68% of the Fund's average net assets. For the fiscal year ended December 31, 2006, the Manager received advisory fees of $221,913 from the Fund after waiving fees of $362,611 in order to maintain total Fund operating expenses at 0.68% of the Fund's average net assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE